Annual Total Returns - iShares Russell Mid-Cap Index Fund (Class K) [BarChart] - Class K - iShares Russell Mid-Cap Index Fund - Class K	Nov. 27, 2020
Bar Chart Table:
Annual Return 2016	13.76%
Annual Return 2017	18.40%
Annual Return 2018	(9.05%)
Annual Return 2019	30.43%